RESTRUCTURING - Productivity and Reinvestment Initiatives Costs (Details) - Productivity and Reinvestment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve
Accrued balance as of January 1	$ 3	$ 6	$ 17
Costs incurred	133	164	85
Payments	(135)	(166)	(94)
Noncash and exchange		(1)	(2)
Accrued balance as of December 31	1	3	6
Severance pay and benefits
Restructuring Reserve
Accrued balance as of January 1	3	4	12
Costs incurred	0
Refinement of previously established accruals		(1)	(4)
Payments	(3)	0	(2)
Noncash and exchange		0	(2)
Accrued balance as of December 31	0	3	4
Outside Services
Restructuring Reserve
Accrued balance as of January 1	0	0	0
Costs incurred	60	131	81
Payments	(60)	(124)	(81)
Noncash and exchange		(7)	0
Accrued balance as of December 31	0	0	0
Other direct costs
Restructuring Reserve
Accrued balance as of January 1	0	2	5
Costs incurred	73	34	8
Payments	(72)	(42)	(11)
Noncash and exchange		6	0
Accrued balance as of December 31	$ 1	$ 0	$ 2